BORROWINGS - Loans related to the acquisition of TMA (Details) $ in Millions, $ in Millions					9 Months Ended
	Jul. 30, 2025 ARS ($)	Jul. 30, 2025 USD ($)	May 29, 2025 ARS ($)	May 29, 2025 USD ($)	Sep. 30, 2025 ARS ($) loan installment	Sep. 30, 2025 USD ($) loan	Sep. 30, 2024 ARS ($)	Sep. 30, 2025 USD ($) installment	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
BORROWINGS
Repayments					$ 2,273,170		$ 1,076,214
Outstanding balance					$ 5,120,924		$ 3,509,274		$ 3,510,186	$ 5,652,093
Borrowings through syndicated and bilateral loans
BORROWINGS
Total number of loans | loan					2	2
Principal residual nominal value								$ 1,170.0
Net of issuance costs					$ 1,412,300	$ 1,142.0
Outstanding balance					$ 215,692
Syndicated loan
BORROWINGS
Principal residual nominal value								970.0
Residual Nominal Capital								$ 151.0
Number of installments | installment					1			1
Repayments		$ 168.8		$ 650.0
Payment of interest and related expenses		2.8		0.3
Repayments of principal and interest	$ 234,604				$ 828,858
Syndicated loan | Minimum
BORROWINGS
Interest rate basis					4.00%			4.00%
Syndicated loan | Maximum
BORROWINGS
Interest rate basis					7.00%			7.00%
Bilateral loan
BORROWINGS
Principal residual nominal value								$ 200.0
Residual Nominal Capital								$ 31.0
Interest rate basis					4.00%			4.00%
Repayments		34.8		134.0
Payment of interest and related expenses		$ 0.6		$ 0.1
Repayments of principal and interest	$ 47,422		$ 170,610